Expense Example	Aug. 28, 2025 USD ($)
EIC Value Fund | EIC Value Fund Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 767
Expense Example, with Redemption, 3 Years	916
Expense Example, with Redemption, 5 Years	1,185
Expense Example, with Redemption, 10 Years	1,950
EIC Value Fund | EIC Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	299
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,064
Expense Example, with Redemption, 10 Years	2,300
EIC Value Fund | EIC Value Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	538
Expense Example, with Redemption, 10 Years	1,195
Pacific Capital Tax-Free Securities Fund | Pacific Capital Tax-Free Securities Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	15
Expense Example, with Redemption, 3 Years	92
Expense Example, with Redemption, 5 Years	176
Expense Example, with Redemption, 10 Years	422
Pacific Capital Tax-Free Short Intermediate Securities Fund | Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	758
Pacific Capital U.S. Government Money Market Fund | Pacific Capital U.S. Government Money Market Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	640
Pacific Capital U.S. Government Money Market Fund | Pacific Capital U.S. Government Money Market Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	78
Expense Example, with Redemption, 3 Years	243
Expense Example, with Redemption, 5 Years	422
Expense Example, with Redemption, 10 Years	942
Polen Growth Fund | Polen Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	671
Expense Example, with Redemption, 10 Years	1,478
Polen Growth Fund | Polen Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	309
Expense Example, with Redemption, 5 Years	537
Expense Example, with Redemption, 10 Years	1,191
Polen Global Growth Fund | Polen Global Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	128
Expense Example, with Redemption, 3 Years	400
Expense Example, with Redemption, 5 Years	692
Expense Example, with Redemption, 10 Years	1,523
Polen Global Growth Fund | Polen Global Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	321
Expense Example, with Redemption, 5 Years	557
Expense Example, with Redemption, 10 Years	1,235
Polen International Growth Fund | Polen International Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	136
Expense Example, with Redemption, 3 Years	422
Expense Example, with Redemption, 5 Years	731
Expense Example, with Redemption, 10 Years	1,605
Polen International Growth Fund | Polen International Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	110
Expense Example, with Redemption, 3 Years	344
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,320
Polen U.S. Small Company Growth Fund | Polen U.S. Small Company Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	137
Expense Example, with Redemption, 3 Years	512
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	2,030
Polen U.S. Small Company Growth Fund | Polen U.S. Small Company Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	112
Expense Example, with Redemption, 3 Years	435
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	1,756
Polen U.S. Small Company Growth Fund | Polen U.S. Small Company Growth Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	102
Expense Example, with Redemption, 3 Years	414
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	1,696
Polen Emerging Markets Growth Fund | Polen Emerging Markets Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	618
Expense Example, with Redemption, 5 Years	1,110
Expense Example, with Redemption, 10 Years	2,467
Polen Emerging Markets Growth Fund | Polen Emerging Markets Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	982
Expense Example, with Redemption, 10 Years	2,206
Polen U.S. SMID Company Growth Fund | Polen U.S. SMID Company Growth Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	132
Expense Example, with Redemption, 3 Years	632
Expense Example, with Redemption, 5 Years	1,158
Expense Example, with Redemption, 10 Years	2,601
Polen U.S. SMID Company Growth Fund | Polen U.S. SMID Company Growth Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	107
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	1,030
Expense Example, with Redemption, 10 Years	2,343
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	116
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	645
Expense Example, with Redemption, 10 Years	1,427
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	283
Expense Example, with Redemption, 5 Years	492
Expense Example, with Redemption, 10 Years	1,093
Polen Opportunistic High Yield Fund | Polen Opportunistic High Yield Fund Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	258
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	1,009
Polen High Income ETF | Polen High Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	201
Expense Example, with Redemption, 5 Years	358
Expense Example, with Redemption, 10 Years	813
Polen Floating Rate Income ETF | Polen Floating Rate Income ETF [Default Label]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	50
Expense Example, with Redemption, 3 Years	179
Expense Example, with Redemption, 5 Years	319
Expense Example, with Redemption, 10 Years	728
Private Capital Management Value Fund | Private Capital Management Value Fund Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	325
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	1,285
Expense Example, with Redemption, 10 Years	2,769
Private Capital Management Value Fund | Private Capital Management Value Fund Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	124
Expense Example, with Redemption, 3 Years	436
Expense Example, with Redemption, 5 Years	770
Expense Example, with Redemption, 10 Years	1,716
Private Capital Management Value Fund | Private Capital Management Value Fund Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	175
Expense Example, with Redemption, 3 Years	590
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	$ 2,256